3. Acquisitions (Details - Acquisition) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill	$ 3,283,379	$ 3,283,379	$ 3,465,157	$ 3,665,199
Xenetic UK [Member]
Cash			43,502
Accounts receivable			145
Prepaid expenses			8,643
Property, plant and equipment			331,500
Accounts payable			(354,079)
Accrued expenses			(36,146)
Long-term debt			(372,813)
Total identifiable net assets			(379,248)
Goodwill			4,129,248
Total consideration transferred			$ 3,750,000